Short-Term Bank Borrowings (Details) - Schedule of Short-Term Borrowings - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing		¥ 72,500
Secured bank loans
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowing		¥ 72,500